UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

305 Spindrift Drive, Williamsville, NY 14221
(Address of principal executive offices) (Zip code)

Daniel Neiman
305 Spindrift Drive, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 336-0832

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

Advisors Capital Total Return - Equity Fund

TICKER: ACUSX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the Advisors Capital Total Return - Equity Fund ("Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Total Return - Equity Fund	$92	1.87%
Fund Statistics
Net Assets ($)	$250,380,743
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	7%

What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Advisors Capital Small/Mid Cap Fund

TICKER: ACSMX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the Advisors Capital Small/Mid Cap Fund ("Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Small/Mid Cap Fund	$92	1.87%
Fund Statistics
Net Assets ($)	$81,209,094
Number of Portfolio Holdings	34
Portfolio Turnover Rate (%)	5%

What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Advisors Capital Tactical Fixed Income Fund

TICKER: ACTIX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the Advisors Capital Tactical Fixed Income Fund ("Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Tactical Fixed Income Fund	$93	1.87%
Fund Statistics
Net Assets ($)	$130,693,976
Number of Portfolio Holdings	11
Portfolio Turnover Rate (%)	23%

What did the Fund invest in?
Security Type (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Advisors Capital Active All Cap Fund

TICKER: ACALX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the Advisors Capital Active All Cap Fund ("Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Active All Cap Fund	$92	1.87%
Fund Statistics
Net Assets ($)	$162,995,875
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	9%

What did the Fund invest in?
Security Type (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Advisors Capital Growth Fund

TICKER: ACGRX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the Advisors Capital Growth Fund ("Fund") for the period of November 1, 2024 (Commencement of Operations) to March 31, 2025. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs since Inception?1
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Growth Fund	$75	1.87%
[1]	This report covers the short period from November 1, 2024 (Commencement of Operations) to March 31, 2025. Expenses for a full 6-month period would be higher.
Fund Statistics
Net Assets ($)	$22,003,194
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	25%

What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Advisors Capital International Fund

TICKER: ACIFX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the Advisors Capital International Fund ("Fund") for the period of November 1, 2024 (Commencement of Operations) to March 31, 2025. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs since Inception?1
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital International Fund	$77	1.87%
[1]	This report covers the short period from November 1, 2024 (Commencement of Operations) to March 31, 2025. Expenses for a full 6-month period would be higher.
Fund Statistics
Net Assets ($)	$7,503,026
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	6%

What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Advisors Capital Total Return - Equity Fund
		Schedule of Investments
	March 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
22,700	Honeywell International Inc.	$ 4,806,725	1.92%

Auto Controls for Regulating Residential & Commercial Environments
11,500	Trane Technologies PLC (Ireland)	3,874,580	1.55%

Beverages
24,700	PepsiCo, Inc.	3,703,518	1.48%

Biological Products, (No Diagnostic Substances)
12,600	Amgen Inc.	3,925,530	1.57%

Computer Communications Equipment
59,000	Cisco Systems, Inc.	3,640,890	1.45%

Electric Services
67,400	NextEra Energy, Inc.	4,777,986
40,800	The Southern Company	3,751,560
		8,529,546	3.41%

Electronic Computers
39,300	Apple Inc.	8,729,709
29,300	Dell Technologies Inc. - Class C	2,670,695
		11,400,404	4.55%

Entertainment
210,000	Universal Music Group N.V. ADR	2,881,200	1.15%

Farm Machinery & Equipment
9,600	Deere & Company	4,505,760	1.80%

Fire, Marine & Casualty Insurance
10,600	Berkshire Hathaway, Inc. - Class B *	5,645,348	2.25%

Guided Missiles & Space Vehicles & Parts
10,200	Lockheed Martin Corporation	4,556,442	1.82%

Hospital & Medical Service Plans
10,600	UnitedHealth Group Incorporated	5,551,750	2.22%

Industrials Inorganic Chemicals
8,000	Linde PLC (United Kingdom)	3,725,120	1.49%

Insurance Agents, Brokers & Service
10,300	Aon PLC - Class A (Ireland)	4,110,627	1.64%

Investment Advice
33,100	Blackstone Inc.	4,626,718	1.85%

Measuring & Controlling Devices, NEC
10,600	Thermo Fisher Scientific Inc.	5,274,560	2.11%

Miscellaneous Industrial & Commercial Machinery & Equipment
16,500	Eaton Corporation PLC (Ireland)	4,485,195	1.79%

National Commercial Banks
29,000	JPMorgan Chase & Co.	7,113,700
85,100	Truist Financial Corporation	3,501,865
67,800	Wells Fargo & Company	4,867,362
		15,482,927	6.18%

Natural Gas Transmission
105,500	The Williams Companies, Inc.	6,304,680	2.52%

Perfumes, Cosmetics & Other Toilet Preparations
42,000	Colgate-Palmolive Company	3,935,400	1.57%

Petroleum Refining
35,300	Chevron Corporation	5,905,337	2.36%

Pharmaceutical Preparations
31,800	Abbott Laboratories	4,218,270
28,700	Johnson & Johnson	4,759,608
25,000	Zoetis Inc. - Class A	4,116,250
		13,094,128	5.23%

Radio & TV Broadcasting & Communications Equipment
30,100	QUALCOMM Incorporated	4,623,661	1.85%

Radiotelephone Communications
16,300	T-Mobile US, Inc.	4,347,373	1.74%

Retail - Family Clothing Stores
33,400	Ross Stores, Inc.	4,268,186	1.70%

Retail - Lumber & Other Building Materials Dealers
15,300	The Home Depot, Inc.	5,607,297	2.24%

Retail - Retail Stores, NEC
6,100	Ulta Beauty, Inc. *	2,235,894	0.89%

Retail - Variety Stores
5,400	Costco Wholesale Corp.	5,107,212	2.04%

Security & Commodity Brokers, Dealers, Exchanges & Services
14,400	CME Group Inc.	3,820,176	1.53%

Security Brokers, Dealers & Flotation Companies
5,100	BlackRock, Inc.	4,827,048	1.93%

Semiconductors & Related Devices
50,800	Broadcom Inc.	8,505,444
25,500	NVIDIA Corp.	2,763,690
18,900	Texas Instruments Incorporated	3,396,330
		14,665,464	5.86%

Services - Business Services, NEC
20,200	Accenture PLC - Class A (Ireland)	6,303,208
9,900	MasterCard Incorporated - Class A	5,426,388
		11,729,596	4.68%

Services - Computer Programming, Data Processing, Etc.
63,500	Alphabet, Inc. - Class A	9,819,640	3.92%

Services - Miscellaneous Amusement & Recreation
30,500	The Walt Disney Company	3,010,350	1.20%

Services - Prepackaged Software
7,600	Adobe, Inc. *	2,914,828
25,400	Microsoft Corporation	9,534,906
35,900	Oracle Corporation	5,019,179
		17,468,913	6.98%

Surgical & Medical Instruments & Apparatus
9,900	Stryker Corporation	3,685,275	1.47%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
6,300	McKesson Corporation	4,239,837	1.69%

Wholesale - Electronic Parts & Equipment, NEC
21,800	TE Connectivity Ltd. (Switzerland)	3,080,776	1.23%

Wholesale - Miscellaneous Durable Goods
7,200	Pool Corporation	2,292,120	0.92%

Total for Common Stocks (Cost - $196,325,089)		234,795,203	93.78%

EXCHANGE TRADED FUNDS
Fixed Income
81,700	iShares 0-3 Month Treasury Bond ETF	8,224,739	3.28%
Total for Exchange Traded Funds (Cost - $8,209,565)

REAL ESTATE INVESTMENT TRUSTS
36,700	Prologis, Inc.	4,102,693	1.64%
Total for Real Estate Investment Trusts (Cost $4,419,864)

MONEY MARKET FUNDS
4,513,222	Goldman Sachs FS Government Fund Institutional -
	Class 4.22% **	4,513,222	1.80%
Total for Money Market Funds (Cost $4,513,222)

	Total Investments (Cost - $213,467,740)	251,635,857	100.50%

	Liabilities in Excess of Other Assets	(1,255,114)	-0.50%

	Net Assets	$ 250,380,743	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2025.
ADR - American Depositary Receipt.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Small/Mid Cap Fund
		Schedule of Investments
	March 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
24,300	Owens Corning	$ 3,470,526	4.27%

Ball & Roller Bearings
15,100	RBC Bearings Incorporated *	4,858,727
27,500	The Timken Company	1,976,425
		6,835,152	8.42%

Glass Containers
95,900	Stevanato Group S.p.A. (Italy)	1,958,278	2.41%

Industrial & Commercial Fans & Blowers & Air Purifying Equipment
17,800	Donaldson Company, Inc.	1,193,668	1.47%

Investment Advice
12,400	Evercore Inc. - Class A	2,476,528
35,500	PJT Partners Inc. - Class A	4,894,740
		7,371,268	9.08%

Laboratory Analytical Instruments
152,800	Avantor, Inc. *	2,476,888	3.05%

Miscellaneous Food Preparations & Kindred Products
125,200	Utz Brands, Inc. - Class A	1,762,816	2.17%

Motorcycles, Bicycles & Parts
51,900	Fox Factory Holding Corp. *	1,211,346	1.49%

National Commercial Banks
17,700	Pinnacle Financial Partners, Inc.	1,876,908	2.31%

Real Estate Agents & Managers (For Others)
13,000	FirstService Corporation (Canada)	2,157,350
12,000	Jones Lang LaSalle Incorporated *	2,974,920
		5,132,270	6.32%

Retail - Auto Dealers & Gasoline Stations
8,900	Casey's General Stores, Inc.	3,862,956	4.76%

Retail - Eating Places
12,600	Cava Group, Inc. *	1,088,766	1.34%

Security Brokers, Dealers & Flotation Companies
80,600	Virtu Financial, Inc. - Class A	3,072,472	3.78%

Services - Computer Processing & Data Preparation
117,000	QXO, Inc.	1,584,180	1.95%

Services - Detective, Guard & Armored Car Services
11,500	Allegion PLC (Ireland)	1,500,290	1.85%

Services - Management Consulting Services
9,400	FTI Consulting, Inc. *	1,542,352	1.90%

Services - Medical Laboratories
98,000	Castle Biosciences, Inc. *	1,961,960	2.42%

Services - Miscellaneous Amusement & Recreation
5,700	Madison Square Garden Sports Corp. - Class A *	1,109,904	1.37%

Services - Prepackaged Software
9,900	AppFolio, Inc. - Class A *	2,177,010
22,800	Guidewire Software, Inc. *	4,271,808
38,300	nCino, Inc. *	1,052,101
40,500	Procore Technologies, Inc. *	2,673,810
		10,174,729	12.53%

State Commercial Banks
62,000	Coastal Financial Corporation *	5,605,420	6.90%

Surgical & Medical Instruments & Apparatus
80,400	AtriCure, Inc. *	2,593,704
24,800	Solventum Corp. *	1,885,792
		4,479,496	5.51%

Television Broadcasting Stations
39,100	Atlanta Braves Holdings, Inc. - Series C *	1,564,391	1.93%

Title Insurance
24,400	First American Financial Corporation	1,601,372	1.97%

Transportation Services
33,300	GXO Logistics, Inc. *	1,301,364	1.60%

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
7,000	Watsco, Inc.	3,558,100	4.38%

Wholesale - Miscellaneous Durable Goods
9,100	Pool Corporation	2,896,985	3.57%

Total for Common Stocks (Cost - $67,531,268)		80,193,857	98.75%

MONEY MARKET FUNDS
1,354,830	Goldman Sachs FS Government Fund Institutional -
	Class 4.22% **	1,354,830	1.67%
Total for Money Market Funds (Cost $1,354,830)

	Total Investments (Cost - $68,886,098)	81,548,687	100.42%

	Liabilities in Excess of Other Assets	(339,593)	-0.42%

	Net Assets	$ 81,209,094	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2025.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Tactical Fixed Income Fund
		Schedule of Investments
	March 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Fixed Income
305,600	iShares 0-5 Year High Yield Corporate Bond ETF	$ 12,994,112
247,200	iShares 5-10 Year Investment Grade Corporate Bond ETF	12,982,944
350,100	iShares 10+ Year Investment Grade Corporate Bond ETF	17,585,523
254,100	iShares Broad USD Investment Grade Corporate ETF	12,979,428
516,600	SPDR® Bloomberg Short Term High Yield Bond ETF	12,997,656
158,800	Vanguard Intermediate-Term Corporate Bond Index Fund ETF	12,983,488
		82,523,151	63.14%

Target Maturity Fixed Income
420,600	iShares iBonds Dec 2029 Term Corporate ETF	9,728,478
298,600	iShares iBonds Dec 2030 Term Corporate ETF	6,485,592
781,500	iShares iBonds Dec 2031 Term Corporate ETF	16,216,125
		32,430,195	24.82%

US Fund Preferred Stock
535,400	Invesco Variable Rate Preferred ETF	12,978,096	9.93%
Total for Exchange Traded Funds (Cost - $125,793,092)		127,931,442	97.89%

MONEY MARKET FUNDS
3,396,868	Goldman Sachs FS Government Fund Institutional -
	Class 4.22% **	3,396,868	2.60%
Total for Money Market Funds (Cost $3,396,868)

	Total Investments (Cost - $129,189,960)	131,328,310	100.49%

	Liabilities in Excess of Other Assets	(634,334)	-0.49%

	Net Assets	$ 130,693,976	100.00%

** The rate shown represents the 7-day yield at March 31, 2025.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Active All Cap Fund
		Schedule of Investments
	March 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
114,800	iShares Core S&P 500 ETF (a)	$ 64,506,120
137,600	iShares Core S&P Mid-Cap ETF	8,028,960
403,500	SPDR® Portfolio S&P 1500 Composite Stock Market ETF	27,442,035
87,400	Vanguard Growth Index Fund ETF	32,409,668
159,700	Vanguard Value Index Fund ETF	27,586,578
Total for Exchange Traded Funds (Cost - $146,863,390)		159,973,361	98.15%

MONEY MARKET FUNDS
4,446,099	Goldman Sachs FS Government Fund Institutional -
	Class 4.22% **	4,446,099	2.73%
Total for Money Market Funds (Cost $4,446,099)

	Total Investments (Cost - $151,309,489)	164,419,460	100.88%

	Liabilities in Excess of Other Assets	(1,423,585)	-0.88%

	Net Assets	$ 162,995,875	100.00%

(a) Additional information, including current Prospectus and Annual Report, is available at
https://www.blackrock.com/us/individual/resources/regulatory-documents#etfs.
** The rate shown represents the 7-day yield at March 31, 2025.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Growth Fund
		Schedule of Investments
	March 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
67,300	Fidelity Enhanced Large Cap Growth ETF	$ 2,119,950
2,300	Invesco QQQ SharesSM	1,078,516
9,000	iShares Russell Mid-Cap Growth ETF	1,057,410
143,900	Schwab U.S. Large-Cap Growth ETF	3,603,256
29,000	SoFi Select 500 ETF	2,955,680
39,500	SPDR® Portfolio S&P 500® Growth ETF	3,174,615
9,800	Vanguard Growth ETF	3,634,036
34,200	Vanguard Russell 1000 Growth ETF	3,173,418
Total for Exchange Traded Funds (Cost - $22,753,290)		20,796,881	94.52%

MONEY MARKET FUNDS
1,350,734	Goldman Sachs FS Government Fund Institutional -
	Class 4.22% **	1,350,734	6.14%
Total for Money Market Funds (Cost $1,350,734)

	Total Investments (Cost - $24,104,024)	22,147,615	100.66%

	Liabilities in Excess of Other Assets	(144,421)	-0.66%

	Net Assets	$ 22,003,194	100.00%

** The rate shown represents the 7-day yield at March 31, 2025.
The accompanying notes are an integral part of these financial statements.

Advisors Capital International Fund
		Schedule of Investments
	March 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
550	MTU Aero Engines Holding AG - ADR	$ 95,576	1.27%

Air & Gas Compressors
15,100	Atlas Copco AB - ADR	239,939	3.20%

Airports, Flying Fields & Airport Terminal Services
1,900	Central North Airport Group - ADR	149,397	1.99%

Auto Manufacturers
800	BYD Company Limited - ADR	81,064	1.08%

Banks- Regional
1,300	DBS Group Holdings Ltd - ADR	178,679
12,100	PT Bank Central Asia Tbk - ADR	153,791
		332,470	4.43%

Beverages
1,400	LVMH Moet Hennessy Louis Vuitton SA - ADR	173,418
3,600	Pernod Ricard SA - ADR	71,280
		244,698	3.26%

Commercial Banks, NEC
1,900	The Toronto-Dominion Bank (Canada)	113,886	1.52%

Consulting Services
22,800	SGS SA - ADR *	226,404	3.02%

Consumer Staples
22,800	D&L Industries, Inc. - ADR	51,984	0.69%

Credit Services
2,400	Krung Thai Bank PLC - ADR	30,336	0.40%

Diagnostics & Research
9,200	Sonic Healthcare LTD - ADR	148,764	1.98%

Discount Stores
4,000	Wal-Mart de Mexico SA - ADR	110,200	1.47%

Drug Manufacturers - General
12,600	Santen Pharmaceutical Co. Ltd - ADR	119,328	1.59%

Drug Manufacturers - Specialty & Generic
3,900	Merck KGaA - ADR	106,938	1.43%

Electrical Supplies
8,200	Rexel SA - ADR	219,924	2.93%

Entertainment
7,600	Universal Music Group N.V. - ADR	104,272	1.39%

Financial Data & Stock Exchanges
4,300	Deutsche Boerse AG - ADR	127,538	1.70%

Gambling
1,400	Evolution AB - ADR	104,342	1.39%

Gold and Silver Ores
2,700	Agnico Eagle Mines Limited (Canada)	292,707	3.90%

Grocery Stores
13,300	Seven & I Holdings Co. Ltd. - ADR	192,451	2.56%

Insurance Agents, Brokers & Service
800	Aon PLC - Class A (Ireland)	319,272	4.26%

Leisure
800	ANTA Sports Products Limited - ADR	220,744
7,900	Thule Group AB - ADR	118,962
		339,706	4.53%

Marine Shipping
7,200	SITC International Holdings Company Limited - ADR	180,144	2.40%

Medical Instruments & Supplies
7,000	Coloplast AS - ADR	73,500	0.98%

National Commercial Banks
8,100	UBS Group AG (Switzerland)	248,103	3.31%

Oil & Gas Field Services, NEC
9,300	Core Laboratories Inc.	139,407
3,600	Schlumberger Limited	150,480
		289,887	3.86%

Radio Broadcasting
2,600	Tencent Holdings Ltd. - ADR	165,984	2.21%

Semiconductors & Related Devices
10,900	Disco Corporation - ADR	219,853
3,100	Tokyo Electron Limited - ADR	212,195
		432,048	5.76%

Services - Business Services, NEC
600	Accenture PLC - Class A (Ireland)	187,224
3,500	RELX PLC - ADR	176,435
		363,659	4.85%

Services - Prepackaged Software
3,800	Dassault Systemes SE - ADR	144,970	1.93%

Specialty Chemicals
14,800	Fuchs SE - ADR	177,452
3,800	Givaudan SA - ADR	326,610
		504,062	6.72%

Specialty Industrial Machinery
5,400	Schneider Electric SE - ADR	247,968	3.31%

Total for Common Stocks (Cost - $6,559,128)		6,401,521	85.32%

EXCHANGE TRADED FUNDS
Foreign Equity
6,900	Franklin FTSE India ETF	254,196
7,100	Vanguard Developed Markets Index Fund ETF Shares	360,893
Total for Exchange Traded Funds (Cost - $604,868)		615,089	8.20%

MONEY MARKET FUNDS
522,365	Goldman Sachs FS Government Fund Institutional -
	Class 4.22% **	522,365	6.96%
Total for Money Market Funds (Cost $522,365)

	Total Investments (Cost - $7,686,361)	7,538,975	100.48%

	Liabilities in Excess of Other Assets	(35,949)	-0.48%

	Net Assets	$ 7,503,026	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2025.
ADR - American Depositary Receipt.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Advisors Capital Funds

Statements of Assets and Liabilities (Unaudited)	Total Return -	Small/Mid
March 31, 2025	Equity Fund	Cap Fund

Assets:
Investments at Fair Value*	$ 251,635,857	$ 81,548,687
Receivable for Fund Shares Sold	599,832	250,380
Dividends Receivable	45,928	24,697
Total Assets	252,281,617	81,823,764
Liabilities:
Payable for Fund Shares Redeemed	43,741	-
Payable for Securities Purchased	1,251,191	418,308
Management Fees Payable	341,566	109,975
Distribution Fees Payable	264,376	86,387
Total Liabilities	1,900,874	614,670
Net Assets	$ 250,380,743	$ 81,209,094

Net Assets Consist of:
Paid In Capital	$ 219,133,604	$ 73,595,577
Total Distributable Earnings (Accumulated Losses)	31,247,139	7,613,517
Net Assets	$ 250,380,743	$ 81,209,094

Net Asset Value, Offering Price and Redemption Price per Share	$ 12.06	$ 10.30

* Investments at Identified Cost	$ 213,467,740	$ 68,886,098

Shares Outstanding (Unlimited number of shares	20,759,421	7,881,557
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended March 31, 2025

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $1,511, respectively)	$ 2,077,685	$ 287,424
Total Investment Income	2,077,685	287,424
Expenses:
Management Fees (Note 4)	1,925,693	630,096
Distribution Fees (Note 5)	297,175	97,237
Total Expenses	2,222,868	727,333

Net Investment Income (Loss)	(145,183)	(439,909)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	2,253,667	949,707
Net Change in Net Unrealized Appreciation (Depreciation) on Investments	(7,175,123)	(3,162,225)
Net Realized and Unrealized Gain (Loss) on Investments	(4,921,456)	(2,212,518)

Net Increase (Decrease) in Net Assets from Operations	$ (5,066,639)	$ (2,652,427)

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Assets and Liabilities (Unaudited)	Tactical Fixed	Active
March 31, 2025	Income	All Cap
	Fund	Fund

Assets:
Investments at Fair Value*	$ 131,328,310	$ 164,419,460
Cash	1,000	-
Receivable for Fund Shares Sold	649,811	828,011
Dividends Receivable	10,800	10,916
Total Assets	131,989,921	165,258,387
Liabilities:
Payable for Fund Shares Redeemed	37,980	60,520
Payable for Securities Purchased	967,521	1,858,744
Management Fees Payable	172,662	217,638
Distribution Fees Payable	117,782	125,610
Total Liabilities	1,295,945	2,262,512
Net Assets	$ 130,693,976	$ 162,995,875

Net Assets Consist of:
Paid In Capital	$ 130,066,002	$ 149,105,233
Total Distributable Earnings (Accumulated Losses)	627,974	13,890,642
Net Assets	$ 130,693,976	$ 162,995,875

Net Asset Value, Offering Price and Redemption Price per Share	$ 9.41	$ 13.27

* Investments at Identified Cost	$ 129,189,960	$ 151,309,489

Shares Outstanding (Unlimited number of shares	13,884,116	12,286,603
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended March 31, 2025

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $0, respectively)	$ 3,017,344	$ 1,090,963
Total Investment Income	3,017,344	1,090,963
Expenses:
Management Fees (Note 4)	925,120	1,167,198
Distribution Fees (Note 5)	142,765	180,123
Total Expenses	1,067,885	1,347,321

Net Investment Income (Loss)	1,949,459	(256,358)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	115,494	1,234,519
Net Change in Net Unrealized Appreciation (Depreciation) on Investments	(3,056,490)	(7,195,403)
Net Realized and Unrealized Gain (Loss) on Investments	(2,940,996)	(5,960,884)

Net Increase (Decrease) in Net Assets from Operations	$ (991,537)	$ (6,217,242)

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Assets and Liabilities (Unaudited)
March 31, 2025	Growth	International
	Fund	Fund

Assets:
Investments at Fair Value*	$ 22,147,615	$ 7,538,975
Receivable for Fund Shares Sold	640,923	216,273
Dividends Receivable	5,436	14,223
Total Assets	22,793,974	7,769,471
Liabilities:
Payable for Fund Shares Redeemed	45,091	-
Payable for Securities Purchased	710,663	255,345
Management Fees Payable	25,983	8,501
Distribution Fees Payable	9,043	2,599
Total Liabilities	790,780	266,445
Net Assets	$ 22,003,194	$ 7,503,026

Net Assets Consist of:
Paid In Capital	$ 23,960,042	$ 7,650,848
Total Distributable Earnings (Accumulated Losses)	(1,956,848)	(147,822)
Net Assets	$ 22,003,194	$ 7,503,026

Net Asset Value, Offering Price and Redemption Price per Share	$ 9.27	$ 9.83

* Investments at Identified Cost	$ 24,104,024	$ 7,686,361

Shares Outstanding (Unlimited number of shares	2,373,673	763,239
authorized without par value)

Statements of Operations (Unaudited)
For the period November 1, 2024** to March 31, 2025

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $0, respectively)	$ 42,933	$ 21,708
Total Investment Income	42,933	21,708
Expenses:
Management Fees (Note 4)	60,384	18,193
Distribution Fees (Note 5)	9,318	2,808
Total Expenses	69,702	21,001

Net Investment Income (Loss)	(26,769)	707

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	29,801	(1,143)
Net Change in Net Unrealized Appreciation (Depreciation) on Investments	(1,956,409)	(147,386)
Net Realized and Unrealized Gain (Loss) on Investments	(1,926,608)	(148,529)

Net Increase (Decrease) in Net Assets from Operations	$ (1,953,377)	$ (147,822)

** Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Changes in Net Assets	Total Return - Equity Fund		Small/Mid Cap Fund
	(Unaudited)		(Unaudited)
	10/1/2024	10/1/2023	10/1/2024	10/1/2023
	to	to	to	to
	3/31/2025	9/30/2024	3/31/2025	9/30/2024
From Operations:
Net Investment Income (Loss)	$ (145,183)	$ 252,649	$ (439,909)	$ (619,970)
Net Realized Gain (Loss) on Investments	2,253,667	(2,794,042)	949,707	(1,960,604)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,175,123)	44,346,758	(3,162,225)	15,777,522
Net Increase (Decrease) in Net Assets from Operations	(5,066,639)	41,805,365	(2,652,427)	13,196,948

From Distributions to Shareholders:	(89,678)	(281,669)	-	-

From Capital Share Transactions:
Proceeds From Sale of Shares	54,217,028	76,770,780	18,895,644	19,427,707
Shares Issued on Reinvestment of Dividends	89,643	281,577	-	-
Cost of Shares Redeemed	(17,868,381)	(27,170,716)	(6,542,357)	(10,655,631)
Net Increase from Shareholder Activity	36,438,290	49,881,641	12,353,287	8,772,076

Net Increase (Decrease) in Net Assets	31,281,973	91,405,337	9,700,860	21,969,024

Net Assets at Beginning of Period	219,098,770	127,693,433	71,508,234	49,539,210

Net Assets at End of Period	$250,380,743	$219,098,770	$ 81,209,094	$71,508,234

Share Transactions:
Issued	4,344,166	6,986,854	1,724,325	2,083,454
Reinvested	7,160	26,242	-	-
Redeemed	(1,429,328)	(2,429,515)	(590,128)	(1,122,763)
Net Increase (Decrease) in Shares	2,921,998	4,583,581	1,134,197	960,691
Shares Outstanding Beginning of Period	17,837,423	13,253,842	6,747,360	5,786,669
Shares Outstanding End of Period	20,759,421	17,837,423	7,881,557	6,747,360

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Changes in Net Assets	Tactical Fixed Income Fund		Active All Cap Fund
	(Unaudited)		(Unaudited)
	10/1/2024	10/1/2023	10/1/2024	10/1/2023
	to	to	to	to
	3/31/2025	9/30/2024	3/31/2025	9/30/2024
From Operations:
Net Investment Income (Loss)	$ 1,949,459	$ 2,909,139	$ (256,358)	$ (115,188)
Net Realized Gain (Loss) on Investments	115,494	481,408	1,234,519	(45,128)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,056,490)	6,227,285	(7,195,403)	20,017,047
Net Increase (Decrease) in Net Assets from Operations	(991,537)	9,617,832	(6,217,242)	19,856,731

From Distributions to Shareholders:	(3,477,292)	(1,899,793)	(2,587)	(53,770)

From Capital Share Transactions:
Proceeds From Sale of Shares	35,106,103	44,841,302	56,223,252	75,709,263
Shares Issued on Reinvestment of Dividends	3,477,292	1,899,334	2,585	53,755
Cost of Shares Redeemed	(10,733,372)	(15,435,725)	(10,728,490)	(6,256,281)
Net Increase (Decrease) from Shareholder Activity	27,850,023	31,304,911	45,497,347	69,506,737

Net Increase (Decrease) in Net Assets	23,381,194	39,022,950	39,277,518	89,309,698

Net Assets at Beginning of Period	107,312,782	68,289,832	123,718,357	34,408,659

Net Assets at End of Period	$130,693,976	$107,312,782	$162,995,875	$123,718,357

Share Transactions:
Issued	3,707,133	4,817,372	4,021,696	6,215,584
Reinvested	374,305	204,449	185	4,626
Redeemed	(1,133,008)	(1,644,653)	(762,119)	(495,428)
Net Increase (Decrease) in Shares	2,948,430	3,377,168	3,259,762	5,724,782
Shares Outstanding Beginning of Period	10,935,686	7,558,518	9,026,841	3,302,059
Shares Outstanding End of Period	13,884,116	10,935,686	12,286,603	9,026,841

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Changes in Net Assets	Growth Fund	International Fund
	(Unaudited)	(Unaudited)
	11/1/2024*	11/1/2024*
	to	to
	3/31/2025	3/31/2025
From Operations:
Net Investment Income (Loss)	$ (26,769)	$ 707
Net Realized Gain (Loss) on Investments	29,801	(1,143)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,956,409)	(147,386)
Net Increase (Decrease) in Net Assets from Operations	(1,953,377)	(147,822)

From Distributions to Shareholders:	(3,471)	-

From Capital Share Transactions:
Proceeds From Sale of Shares	24,192,405	7,727,722
Shares Issued on Reinvestment of Dividends	3,470	-
Cost of Shares Redeemed	(235,833)	(76,874)
Net Increase (Decrease) from Shareholder Activity	23,960,042	7,650,848

Net Increase (Decrease) in Net Assets	22,003,194	7,503,026

Net Assets at Beginning of Period	-	-

Net Assets at End of Period	$ 22,003,194	$ 7,503,026

Share Transactions:
Issued	2,396,857	770,917
Reinvested	338	-
Redeemed	(23,522)	(7,678)
Net Increase (Decrease) in Shares	2,373,673	763,239
Shares Outstanding Beginning of Period	-	-
Shares Outstanding End of Period	2,373,673	763,239

* Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Total Return - Equity Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2024		10/1/2023	10/1/2022	10/1/2021	3/19/2021*
	to		to	to	to	to
	3/31/2025		9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value - Beginning of Period	$ 12.28		$ 9.63	$ 8.44	$ 10.62	$ 10.00
Net Investment Income (Loss) (a)	(0.01)		0.02	0.02	(0.03)	(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.21)		2.65	1.17	(2.15)	0.64
Total from Investment Operations	(0.22)		2.67	1.19	(2.18)	0.62

Distributions (From Net Investment Income)	-	(d)	(0.02)	-	-	-
Distributions (From Capital Gains)	-		-	-	-	-
Total Distributions	-		(0.02)	-	-	-

Net Asset Value - End of Period	$ 12.06		$ 12.28	$ 9.63	$ 8.44	$ 10.62
Total Return (c)	(1.75)%	**	27.75%	14.10%	(20.53)%	6.20%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 250,381		$ 219,099	$127,693	$ 76,419	$ 24,635

Ratio of Expenses to Average Net Assets	1.87%	***	1.87%	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.12)%	***	0.15%	0.18%	(0.30)%	(0.39)%	***

Portfolio Turnover Rate	6.73%	**	19.01%	12.70%	18.84%	19.32%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) Less than +/- $0.005.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Small/Mid Cap Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2024		10/1/2023	10/1/2022	10/1/2021	3/19/2021*
	to		to	to	to	to
	3/31/2025		9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value - Beginning of Period	$ 10.60		$ 8.56	$ 7.40	$ 10.48	$ 10.00
Net Investment Income (Loss) (a)	(0.06)		(0.10)	(0.08)	(0.10)	(0.08)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.24)		2.14	1.24	(2.98)	0.56
Total from Investment Operations	(0.30)		2.04	1.16	(3.08)	0.48

Distributions (From Net Investment Income)	-		-	-	-	-
Distributions (From Capital Gains)	-		-	-	-	-
Total Distributions	-		-	-	-	-

Net Asset Value - End of Period	$ 10.30		$ 10.60	$ 8.56	$ 7.40	$ 10.48
Total Return (c)	(2.83)%	**	23.83%	15.68%	(29.39)%	4.80%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 81,209		$ 71,508	$ 49,539	$ 39,652	$ 13,485

Ratio of Expenses to Average Net Assets	1.87%	***	1.87%	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.13)%	***	(1.04)%	(0.98)%	(1.11)%	(1.32)%	***

Portfolio Turnover Rate	4.69%	**	8.26%	14.64%	14.66%	13.22%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Tactical Fixed Income Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2024		10/1/2023	10/1/2022	10/1/2021	3/19/2021*
	to		to	to	to	to
	3/31/2025		9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value - Beginning of Period	$ 9.81		$ 9.03	$ 8.86	$ 10.16	$ 10.00
Net Investment Income (Loss) (a) (e)	0.16		0.31	0.21	0.15	0.03
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.27)		0.70	0.06	(1.41)	0.13
Total from Investment Operations	(0.11)		1.01	0.27	(1.26)	0.16

Distributions (From Net Investment Income)	(0.29)		(0.23)	(0.10)	-	-
Distributions (From Capital Gains)	-		-	-	(0.04)	-
Total Distributions	(0.29)		(0.23)	(0.10)	(0.04)	-

Net Asset Value - End of Period	$ 9.41		$ 9.81	$ 9.03	$ 8.86	$ 10.16
Total Return (c)	(1.03)%	**	11.29%	3.05%	(12.41)%	1.60%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 130,694		$107,313	$ 68,290	$ 40,773	$ 10,406

Ratio of Expenses to Average Net Assets (d)	1.87%	***	1.87%	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	3.41%	***	3.29%	2.27%	1.60%	0.54%	***

Portfolio Turnover Rate	22.67%	**	49.35%	56.70%	80.56%	0.00%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Active All Cap Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	10/1/2024		10/1/2023	11/9/2022*
	to		to	to
	3/31/2025		9/30/2024	9/30/2023

Net Asset Value - Beginning of Period	$ 13.71		$ 10.42	$ 10.00
Net Investment Income (Loss) (a) (e)	(0.02)		(0.02)	0.02
Net Gain on Investments (Realized and Unrealized) (b)	(0.42)		3.32	0.42
Total from Investment Operations	(0.44)		3.30	0.44

Distributions (From Net Investment Income)	(0.00)	(g)	(0.01)	(0.02)
Distributions (From Capital Gains)	-		-	-
Total Distributions	(0.00)		(0.01)	(0.02)

Net Asset Value - End of Period	$ 13.27		$ 13.71	$ 10.42
Total Return (c)	(3.21)%	**	31.71%	4.22%	** (f)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 162,996		$ 123,718	$ 34,409

Ratio of Expenses to Average Net Assets (d)	1.87%	***	1.87%	1.92%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.36)%	***	(0.15)%	0.25%	***

Portfolio Turnover Rate	8.50%	**	1.97%	7.84%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Total return was determined beginning from the Commencement of Investment Operations, December 1, 2022.
(g) Less than +/- $0.005.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Growth Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	11/1/2024*
	to
	3/31/2025

Net Asset Value - Beginning of Period	$ 10.00
Net Investment Income (Loss) (a) (e)	(0.03)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.69)
Total from Investment Operations	(0.72)

Distributions (From Net Investment Income)	(0.01)
Distributions (From Capital Gains)	-
Total Distributions	(0.01)

Net Asset Value - End of Period	$ 9.27
Total Return (c)	(7.25)%	** (f)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 22,003

Ratio of Expenses to Average Net Assets (d)	1.87%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.72)%	***

Portfolio Turnover Rate	25.04%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Total return was determined beginning from the Commencement of Investment Operations,
November 18, 2024.
The accompanying notes are an integral part of these financial statements.

Advisors Capital International Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	11/1/2024*
	to
	3/31/2025

Net Asset Value - Beginning of Period	$ 10.00
Net Investment Income (Loss) (a) (e)	-	(g)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.17)
Total from Investment Operations	(0.17)

Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-

Net Asset Value - End of Period	$ 9.83
Total Return (c)	(1.70)%	** (f)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 7,503

Ratio of Expenses to Average Net Assets (d)	1.87%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.06%	***

Portfolio Turnover Rate	5.56%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Total return was determined beginning from the Commencement of Investment Operations,
November 18, 2024.
(g) Less than +/- $0.005.
The accompanying notes are an integral part of these financial statements.
Checks and Balances on NAV

NOTES TO THE FINANCIAL STATEMENTS
ADVISORS CAPITAL FUNDS
MARCH 31, 2025
(UNAUDITED)

1.) ORGANIZATION
The Advisors Capital Funds (each a “Fund” and collectively the “Funds”) are series of Neiman Funds (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 3, 2003, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Advisors Capital Total Return - Equity Fund (“Total Return - Equity Fund”), Advisors Capital Small/Mid Cap Fund (“Small/Mid Cap Fund”), and Advisors Capital Tactical Fixed Income Fund (“Tactical Fixed Income Fund”) were each organized as diversified series of the Trust, on February 1, 2021, and commenced operations on March 19, 2021. Prior to January 30, 2024, the Advisors Capital Total Return - Equity Fund was known as the Advisors Capital US Dividend Fund. The Advisors Capital Active All Cap Fund (“Active All Cap Fund”) was organized as a diversified series of the Trust, on November 9, 2022, commenced operations on November 9, 2022, and investment operations commenced on December 1, 2022. The Advisors Capital Growth Fund (“Growth Fund”) and the Advisors Capital International Fund (“International Fund”) were organized as a diversified series of the Trust, on September 17, 2024, commenced operations on November 1, 2024, and investment operations commenced on November 18, 2024. The investment advisor to the Funds is AC Funds, LLC (the “Advisor”). The sub-advisor to the Funds is Advisors Capital Management, LLC (the “Sub-Advisor”). The investment objective of Total Return - Equity Fund, Small/Mid Cap Fund, Active All Cap Fund, Growth Fund and International Fund is to seek long-term capital appreciation. The investment objective of Tactical Fixed Income Fund is total return with capital preservation as a secondary objective.

Throughout the Notes to the Financial Statements, the “Period Ended March 31, 2025” represents the six month period ended March 31, 2025 for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, and the period from November 1, 2024 (Commencement of Operations) through March 31, 2025 for the Growth Fund and International Fund.

2.) SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Each Fund herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor and Sub-Advisor to make investment decisions, and the results of the operations, as shown in the Statements of Operations and the Financial Highlights for each Fund is the information utilized for its day-to-day management. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated based on performance measurements. Due to the significance of oversight and their role, the Managing Member of the Advisor is deemed to be the Chief Operating Decision Maker.

The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the Period Ended March 31, 2025, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions received are recorded as capital gain distributions from investment companies, and short-term capital gain distributions received are recorded as dividend income. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and regulations.

FUND OF FUND STRUCTURE
Tactical Fixed Income Fund, Active All-Cap Fund and Growth Fund invest in portfolios of exchange traded funds ("ETFs"). The shares of many ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETFs purchased by the Funds will not change. For further information on how each Fund values the ETFs, see Note 3.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

ORGANIZATIONAL & OFFERING EXPENSES
All costs incurred by the Growth Fund and International Fund in connection with the organization, offering and initial registration of each Fund, principally professional fees, were paid on behalf of each Fund by the Advisor and will not be borne by each Fund and are not recoupable in the future.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs, ETFs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when a Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees (the “Trustees” or the “Board”). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at NAV provided by the funds and are classified in level 1 of the fair value hierarchy.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of March 31, 2025:

Total Return - Equity Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 234,795,203	$ -	$ -	$ 234,795,203
Exchange Traded Funds	8,224,739	-	-	8,224,739
Real Estate Investment Trusts	4,102,693	-	-	4,102,693
Money Market Funds	4,513,222	-	-	4,513,222
Total	$ 251,635,857	$ -	$ -	$ 251,635,857

Small/Mid Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 80,193,857	$ -	$ -	$ 80,193,857
Money Market Funds	1,354,830	-	-	1,354,830
Total	$ 81,548,687	$ -	$ -	$ 81,548,687

Tactical Fixed Income Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 127,931,442	$ -	$ -	$ 127,931,442
Money Market Funds	3,396,868	-	-	3,396,868
Total	$ 131,328,310	$ -	$ -	$ 131,328,310

Active All Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 159,973,361	$ -	$ -	$ 159,973,361
Money Market Funds	4,446,099	-	-	4,446,099
Total	$ 164,419,460	$ -	$ -	$ 164,419,460

Growth Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 20,796,881	$ -	$ -	$ 20,796,881
Money Market Funds	1,350,734	-	-	1,350,734
Total	$ 22,147,615	$ -	$ -	$ 22,147,615

International Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,401,521	$ -	$ -	$ 6,401,521
Exchange Traded Funds	615,089	-	-	615,089
Money Market Funds	522,365	-	-	522,365
Total	$ 7,538,975	$ -	$ -	$ 7,538,975

The Funds did not hold any level 3 assets during the Period Ended March 31, 2025.

The Funds did not invest in derivative instruments during the Period Ended March 31, 2025.

4.) MANAGEMENT AGREEMENT
Each Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The investment advisor also pays all operating expenses of the Funds, with the exception of Rule 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any), taxes and extraordinary expenses. Effective September 1, 2023, the Advisor receives a per-Fund fee equal to an annual fee of 1.62% of each Fund's average daily net assets. Prior to September 1, 2023, the Advisor received a per-Fund fee equal to an annual fee of 1.69% of each Fund's average daily net assets (excluding Growth Fund and International Fund). The Sub-Adviser of the Funds has responsibility for providing investment ideas and recommendations for the assets of the Funds, subject to the supervision of the Advisor. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Funds, the Advisor pays the Sub-Adviser a sub-advisor fee.

During the Period Ended March 31, 2025, the Advisor earned management fees in the amounts of $1,925,693, $630,096, $925,120, $1,167,198, $60,384 and $18,193 for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively. At March 31, 2025, $341,566, $109,975, $172,662, $217,638, $25,983 and $8,501, was due to the Advisor from Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows each Fund to pay distribution and other fees (“Rule 12b-1 Fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by the Distributor or other service providers. The Plan permits the Funds to pay the Rule 12b-1 Fees as compensation for services and expenses in connection with the distribution of each Fund’s shares. The Distributor must authorize all payments made under the plan and may pay any or all amounts received under the Plan to other persons for any distribution, promotional or shareholder support services. Up to 0.25% of the Rule 12b-1 Fee may be characterized as a shareholder servicing fee. Each Fund pays an annual Rule 12b-1 Fee up to 0.25% of its average daily net assets. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

During the Period Ended March 31, 2025, there was $297,175, $97,237, $142,765, $180,123, $9,318 and $2,808 of 12b-1 fees incurred by the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively. As of March 31, 2025, the Funds had an accrued liability of $264,376, $86,387, $117,782, $125,610, $9,043 and $2,599 for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, Active All Cap Fund, Growth Fund and International Fund, respectively, which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Neiman Funds Management LLC (“Neiman”), acts as Administrative Service Consultant to the Trust and monitors the performance of the Funds’ outside service providers (other than the Sub-Advisor which is monitored by the Advisor), assist in the review of regulatory filings, financial statement preparation, and board meeting materials pursuant to an administrative service consultant agreement. For its services Neiman Funds Management LLC receives a monthly fee from the Advisor equal to an annual rate of 0.05% of each Fund’s assets under $100 million, 0.03% of the next $100 million of each Fund’s average daily net assets, and 0.02% of the average daily net assets of each Fund thereafter (subject to a minimum monthly fee of $1,000 for each Fund).

In addition, Daniel Neiman of Neiman serves as an officer, including the Chief Compliance Officer ("CCO"), of the Trust. In his capacity as the CCO of the Funds, Mr. Neiman was paid $2,000 per Fund for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, and Active All Cap Fund, and $663 per Fund for the Growth Fund and International Fund, for a total of $9,326, in CCO fees for the Period Ended March 31, 2025, by the Advisor.

The Trustees who are not interested persons of the Funds were paid a total of $4,500, in Trustees fees for the Period Ended March 31, 2025, for the Trust. Under the Management Agreement, the Advisor pays these fees.

7.) INVESTMENTS
For the Period Ended March 31, 2025, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Total Return -	Small/Mid	Tactical Fixed	Active All
	Equity Fund	Cap Fund	Income Fund	Cap Fund
Purchases	$ 50,052,264	$ 15,139,933	$ 50,891,347	$ 55,141,976
Sales	$ 15,841,463	$ 3,617,768	$ 25,776,518	$ 12,126,236

	Growth	International
	Fund	Fund
Purchases	$ 25,021,476	$ 7,317,281
Sales	$ 2,297,987	$ 152,143

There were no purchases or sales of U.S. Government obligations.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended (“1940 Act”). As of March 31, 2025, Pershing, LLC, National Financial Services, LLC (“NFS”), and Charles Schwab, each held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of Pershing, LLC, NFS or Charles Schwab owned or controlled 25% or more of the voting securities of each Fund.

	Pershing, LLC	NFS	Charles Schwab
Total Return - Equity Fund	29.92%	39.88%	29.30%
Small/Mid Cap Fund	30.50%	33.71%	34.99%
Tactical Fixed Income Fund	31.59%	41.60%	26.02%
Active All Cap Fund	28.55%	39.83%	30.32%
Growth Fund	27.01%	34.51%	38.46%
International Fund	30.00%	30.19%	39.75%

9.) TAX MATTERS
For federal income tax purposes, at March 31, 2025 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Total Return -	Small Mid	Tactical Fixed	Active All
	Equity Fund	Cap Fund	Income Fund	Cap Fund
Cost of Investments	$ 213,467,740	$ 68,886,098	$ 129,189,960	$ 151,309,489

Gross Unrealized Appreciation	$ 44,029,769	$ 19,165,375	$ 2,547,205	$ 16,386,198
Gross Unrealized Depreciation	(5,861,652)	(6,502,786)	(408,855)	(3,276,227)
Net Unrealized Appreciation
(Depreciation) on Investments	$ 38,168,117	$ 12,662,589	$ 2,138,350	$ 13,109,971

	Growth	International
	Fund	Fund
Cost of Investments	$ 24,104,024	$ 7,686,361

Gross Unrealized Appreciation	$ 13,254	$ 192,281
Gross Unrealized Depreciation	(1,969,663)	(339,667)
Net Unrealized Appreciation
(Depreciation) on Investments	$ (1,956,409)	$ (147,386)

The tax character of distributions were as follows:

Total Return - Equity Fund
	Six Months Ended		Fiscal Year Ended
	March 31, 2025		September 30, 2024

Ordinary Income	$ 89,678		$ 281,669
Long-term Capital Gain	-		-
	$ 89,678		$ 281,669

Small/Mid Cap Fund
	Six Months Ended		Fiscal Year Ended
	March 31, 2025		September 30, 2024

Ordinary Income	$ -		$ -
Long-term Capital Gain	-		-
	$ -		$ -

Tactical Fixed Income Fund
	Six Months Ended		Fiscal Year Ended
	March 31, 2025		September 30, 2024

Ordinary Income	$ 3,477,292		$ 1,899,793
Long-term Capital Gain	-		-
	$ 3,477,292		$ 1,899,793

Active All Cap Fund
	Six Months Ended		Fiscal Year Ended
	March 31, 2025		September 30, 2024

Ordinary Income	$ 2,587		$ 53,770
Long-term Capital Gain	-		-
	$ 2,587		$ 53,770

Growth Fund
November 1, 2024*
through March 31, 2025

Ordinary Income	$ 3,471
Long-term Capital Gain	-
$ 3,471

International Fund
November 1, 2024*
through March 31, 2025

Ordinary Income	$ -
Long-term Capital Gain	-
$ -

* Commencement of Operations.

10.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2025, Total Return - Equity Fund had 26.60% of the value of its net assets invested in stocks within the Information Technology sector.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APROVAL OF INVESTMENT ADVIVSORY AGREEMENT (Growth Fund and International Fund)
At a meeting of the Board of Trustees held on September 17, 2024, the Board of Trustees considered the approval of the management agreements (each an "Agreement" or "Management Agreement") between the Trust and AC Funds, LLC (the "Adviser"), on behalf of the Advisors Capital Growth Fund and Advisors Capital International Fund. While the Agreement covers both Funds, it is referred to in the plural for logical consistency. Counsel reviewed the memorandum provided and explained that, in consideration of the approval of the Agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. It was also explained that the Adviser had provided information to the Trustees necessary for evaluation of approval of the Agreement.

In reviewing the Agreements, the Board of Trustees received materials from the Adviser addressing the following factors: (i) the investment performance of a fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to a fund;  (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationships with a fund; (iv) the extent to which economies of scale will be realized as a fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of a fund's shareholders.

In considering the nature, extent, and quality of the services to be provided by the Adviser, the Trustees reviewed the responsibilities of the Adviser under the Agreements including a description of the services to be provided by the Adviser and those services retained by the proposed Sub-Adviser to each Fund, the professional personnel performing services that would perform services for the Funds, including the team of individuals that primarily monitor and execute the investment process. The Trustees also considered a certification from the Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. In reaching their conclusions, the Trustees considered that the Adviser will delegate day-to-day investment decisions of each Fund to a sub-adviser and will generally provide management and operational oversight of the Sub-Adviser. The Trustees then reviewed practices for monitoring compliance with each Fund's investment limitations and concluded that such practices were adequate. The Trustees also considered the coordination of services for each Fund among the Adviser and the service providers and the Adviser's expected interactions with the Independent Trustees; and the expected efforts of the Adviser to promote the Funds and grow assets. The Trustees noted the Adviser's commitment to retain qualified personnel and to maintain its resources and systems to serve the Funds. The Trustees evaluated the Adviser's personnel, including the education and experience of their personnel. The Board reviewed and discussed with the Adviser's Form ADV and discussed the professionalism of the representative from the Adviser and the overall quality of its presentation to the Board. After reviewing the foregoing information and further information in the materials provided by the Adviser, the Board concluded that, considering all the facts and circumstances, the nature, extent, and quality of the services to be provided by the Adviser were satisfactory and adequate for each Fund.

The Trustees noted that as the Adviser does not manage any other accounts with similar strategies as those used on behalf of the new Funds. The Trustees considered the investment management experience of key personnel of the Adviser related to investment management, investment oversight processes, broker selection and the management of the various trading platforms that may be used by the Sub-Adviser to manage each new Fund's portfolio. The Trustees noted their satisfaction with the Adviser's performance in managing four other funds in the Trust. The Trustees concluded that the Adviser should be able to provide satisfactory oversight of the Sub-Adviser. After considering all these factors, the Board determined that the Adviser's experience should result in satisfactory performance for the Fund and its shareholders.

Turning to the level of fees, the Trustees reviewed the management fee of the Advisors Capital Growth Fund and Advisors Capital International Fund compared to potential Morningstar categories and noted that the management fee was above both the category respective averages. They noted that the Advisors Capital Growth Fund's 1.62% management fee was above the 1.40% upper range of the Morningstar Large Growth category. They further noted that after subtracting estimated operating expenses that are borne by the Adviser, the management was likely within the Morningstar range. They further noted that when viewed from a total expense perspective, the Advisors Capital Growth Fund's expenses of 1.97% are within the 5.55% upper range of reasonable fees of class A-type shares for the Morningstar Large Growth category. Next, they noted that the Advisors Capital International Fund's 1.62% management fee was within the 1.65% upper end of reasonable management fees range of the Morningstar Foreign Large Blend category. They further noted that when viewed from a total expense perspective, the Advisors Capital International Fund's expenses of 1.87% are within the 2.59% upper range of reasonable fees of class A-type shares for the Morningstar Foreign Large Blend category. Management stated and the Trustees noted that because of the quasi-unitary management fee, the Adviser is responsible under each Management Agreement for paying most of the operating expenses of the respective Fund, and they expect net management fee to be substantially lower in the first few years of operations of the Funds. The Trustees concluded that management fees and total expenses are reasonable.

As for potential economies of scale, the Trustees noted that since the Funds are new, economies of scale with respect to the management of the Funds will be re-considered as the Funds grows.

Next, the Independent Trustees met in executive session to discuss the approval of the Agreement. The officers of the Trust were excused during this discussion.

APROVAL OF SUB-ADVIVSORY AGREEMENT (Growth Fund and International Fund)
At a meeting of the Board of Trustees held on September 17, 2024, the Board of Trustees considered the approval of the Sub-Advisory Agreements (each an "Agreement" or "Sub-Advisory Agreement") between the Adviser and the Sub-Adviser, with respect to the Advisors Capital Growth Fund and Advisors Capital International Fund. While the Agreement covers both Funds, it is referred to in the plural for logical consistency. Counsel reviewed the memorandum provided and explained that, in consideration of the approval of the Agreements, the Board should review as much information as is reasonably necessary to evaluate the terms of the contracts and determine whether it is fair to each Fund and its shareholders. Counsel also explained that the Sub-Adviser had provided information to the Trustees necessary for evaluation of approval of the Agreements.

In reviewing the Agreements, the Board of Trustees received materials from the Sub-Adviser addressing the following factors: (i) the investment performance of the Sub-Adviser; (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the new Funds; (iii) the cost of the services to be provided and the profits to be realized by the Sub-Adviser and its affiliates from the relationship with the new Funds; (iv) the extent to which economies of scale will be realized as a new Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of each Fund's shareholders.

The Board discussed the background and investment management experience of the Sub-Adviser's professional staff. Counsel reviewed the firm's history, background and financial industry experience. The Sub-Adviser materials noted that the new Funds have no performance to report. However, the Trustees reviewed prior performance information for a composite of accounts with strategies similar to those to be employed for the Advisors Capital International Fund and found long-term performance satisfactory. The Trustees noted there was no composite for the Advisors Capital Growth Fund. Counsel then discussed the investment strategy the Sub-Adviser will use in managing the Funds. It was noted that the investment advisory services to be rendered by the Sub-Adviser to the Funds, including investment decisions and trade executions will be provided by a team of portfolio managers. As for the nature, extent and quality of the services provided by the Sub-Adviser, the Trustees analyzed the Sub-Adviser's experience and capabilities. The Board reviewed and discussed the Sub-Adviser's Form ADV and reviewed the information provided to the Board regarding the investment personnel of the Sub-Adviser. The Trustees also considered a certification from the Sub-Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. They also reviewed the Sub-Adviser's financial information and discussed the firm's ability to meet its obligations under the Agreements, in light of the Sub-Adviser's use of leverage. The Board concluded the Sub-Adviser has sufficient financial resources to honor its obligations to the Funds, based in part, on the projected asset sizes of the Funds. The Board concluded that the nature and extent of the services to be provided by the Sub-Adviser were consistent with their expectations. The Trustees also concluded that the Sub-Adviser has the resources to provide quality advisory services to the Funds.

The Board then considered fees charged to Sub-Adviser clients with investment strategies similar to those to be employed for the Advisors Capital International Fund, noting there were no clients with a strategy similar to the Advisors Capital Growth Fund. The Trustees noted that while other client fees were lower they were not genuinely comparable because of the lower regulatory burden for such client accounts when compared to the Advisors Capital International Fund. As to the cost of the services to be provided and the profits to be realized by Advisors Capital Management, LLC from the relationship with the new Funds, it was noted that the Sub-Adviser was expected to be unprofitable in year one and year two with respect to each new Fund based on the estimated size of each Fund. The Trustees then discussed Advisors Capital Management, LLC's financial condition and found it satisfactory.

Turning to the level of sub-adviser fees, the Adviser has contractually agreed to pay the Sub-Adviser an annual fee of 1.00% of each Fund's average daily net assets up to $25 million, 1.25% of each Fund's average daily net assets over $25 million and up to $2,000 million and 1.20% of each Fund's average daily net assets in excess of $2,000 million. The Trustees reviewed and accepted this payment schedule as a reasonable fee split between the Adviser and Sub-Adviser based on their relative responsibilities.

As for potential economies of scale, the Trustees noted that since the Funds are new, economies of scale with respect to the management of the Funds will be considered as each Fund grows.

Next, the independent Trustees met in executive session to discuss the approval of the Sub-Advisory contract. The officers of the Trust were excused during this discussion.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT (Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, and Active All Cap Fund)
At a meeting of the Board of Trustees held on November 12, 2024, the Board of Trustees considered the renewal of the management agreement (the "Agreement") between the Trust and AC Funds, LLC (the "Adviser"), on behalf of Advisors Capital Total Return - Equity Fund, Advisors Capital Small/Mid Cap Fund, Advisors Capital Tactical Fixed Income Fund and Advisors Capital Active All Cap Fund (the "Funds"). Mr. Bridgeport then turned the Board's attention to the memorandum provided and explained that, in consideration of the approval of the Agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Funds and their shareholders. Counsel also explained that the Adviser had provided information to the Trustees necessary for evaluation of approval of the Agreement.

In reviewing the Agreement, the Board of Trustees received materials from the Adviser addressing the following factors: (i) the nature, extent and quality of the services provided by the Adviser to the Funds; (ii) the investment performance of the Funds and the Adviser; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationships with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee level reflects these economies of scale for the benefit of each Fund's shareholders.

In considering the nature, extent, and quality of the services to be provided by the Adviser, the Trustees reviewed the responsibilities of the Adviser under the Agreement including a description of the services provided by the Adviser and those services retained by the Sub-Adviser to the Funds, the professional personnel performing services that perform services for the Funds, including the team of individuals that primarily monitor and execute the investment process. The Trustees also considered a certification from the Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. In reaching their conclusions, the Trustees considered that the Adviser delegates day-to-day investment decisions of the Funds to a sub-adviser and generally provides management and operational oversight of the Sub-Adviser. The Trustees then reviewed practices for monitoring compliance with the Funds' investment limitations and concluded that such practices were adequate. The Trustees also considered the coordination of services for the Funds among the Adviser and the service providers and the Adviser's interactions with the Independent Trustees; and the efforts of the Adviser to promote the Funds and grow their assets. The Trustees noted the Adviser's commitment to retain qualified personnel and to maintain its resources and systems to serve the Funds. The Trustees evaluated the Adviser's personnel, including the education and experience of the personnel. The Board reviewed and discussed the Adviser's Form ADV and discussed the professionalism of the representative from the Adviser and the overall quality of their presentation to the Board. After reviewing the foregoing information and further information in the materials provided by the Adviser, the Board concluded that, considering all the facts and circumstances, the nature, extent, and quality of the services to be provided by the Adviser were satisfactory and adequate for the Funds.

As to the performance of the Funds, the Trustees reviewed a report that included information regarding the performance of each Fund compared to a Morningstar category group of similar funds (the "Peer Group") and a broad-based securities market index and some supplemental indices. Performance data was through the period ended September 30, 2024. The Trustees noted that the Adviser delegated investment selection to the Sub-Adviser such that the Sub-Adviser is responsible for each Fund's performance, but the Board agreed to address performance with the Adviser.

The Trustees discussed each Fund's performance in relation to the applicable Fund's Peer Group average and the comparative index or indices for certain periods for each Fund, as detailed in the Report. The Trustees discussed with representatives of the Adviser the factors underlying the performance of the Funds over the one-year and since-inception time periods, noting the relative performance of the Funds over the trailing one-year period and since-inception periods.

The Trustees considered that the Total Return - Equity Fund underperformed its benchmark index (S&P 500 Index) and the Morningstar Large Blend category average for the trailing one-year period and since-inception period. They also observed that the Fund lagged a somewhat representative group of separately managed accounts of the Sub-Adviser for the one-year period. The Trustees acknowledged that the Total Return - Equity Fund invests at least 80% of its assets in dividend-paying common stock of U.S. companies, seeks total returns of income and long-term capital appreciation, and maintains a dividend yield greater than the S&P 500. The Trustees considered that performance was positive, that the Fund is not designed to track an index and has a defensive element to its strategy. Based on the totality of these factors, the Trustees found performance satisfactory.

The Trustees considered that the Small/Mid Cap Fund underperformed two benchmark indices (CRSP US Small Cap Index and Russell 2500 Index) for the trailing one-year period and since-inception period; while lagging the Morningstar Small Growth category average for the trailing one-year period but outperforming for the since-inception period. They also observed that the Fund lagged a somewhat representative group of separately managed accounts of Sub-Adviser for the one-year period. The Trustees acknowledged that the Fund's strategy covers both small-cap and mid-cap segments and has that the Sub-Adviser's shifting emphasis on one of these sectors could be expected to result in performance variation. The Trustees considered that performance was positive, that the Fund is not designed to track an index and has a risk management defensive element to its strategy. Based on the totality of these factors, the Trustees found performance satisfactory.

The Trustees considered that the Tactical Fixed Income Fund underperformed its benchmark index (Bloomberg US Intermediate Corporate Bond Index) for the trailing one-year period and since-inception period; while also lagging the Morningstar Multistrategy Bond category average for the trailing one-year period and since-inception period. They also observed that the Sub-Adviser does not have a similar representative group of separately managed accounts for comparison. The Trustees expressed satisfaction with the Fund's strong absolute performance during its fiscal year, concluding that the Fund was performing as designed. The Trustees acknowledged that the Fund's strategy covers a broader universe than the Bloomberg US Intermediate Corporate Bond Index which can be expected to produce performance variation. The Trustees considered that performance was positive, that the Fund is not designed to track an index and has a defensive element to its strategy. Based on the totality of these factors, the Trustees found performance satisfactory.

The Trustees considered that the Active All Cap Fund underperformed its benchmark index (S&P 500 Index) and the Morningstar Large Blend category average for the trailing one-year period and since-inception period. They also observed that the Fund outperformed a somewhat representative group of separately managed accounts of Sub-Adviser for the one-year period. The Trustees acknowledged that the Active All Cap Fund has a wide-ranging mandate that represents various themes and sub-strategies, can be expected to produce performance variation. The Trustees considered that performance was positive, that the Fund is not designed to track an index and has a risk-adjusted element to its strategy. Based on the totality of these factors, the Trustees found performance satisfactory.

As to the cost of the services provided and the profits to be realized by the Adviser from the relationship with the Funds, it was noted that the Adviser is responsible under the Agreement for paying most of the operating expenses of the Funds under a quasi-unitary fee structure that limits operating expenses. The Trustees concluded that the Adviser has sufficient financial resources to honor its fee commitment based on the current and projected asset sizes of the Funds. It was noted that the Adviser was not overly profitable as the Funds produced a pre-tax profit margins of 10%, 6%, 8%, and 6% for Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, and Active All Cap Fund respectively. The Trustees concluded that profits were not excessive when compared to court reviewed profit margins and the Trustees understanding of profit margin norms. The Adviser does expect the profitability of its relationship with each Fund to be consistent with firm profitability. The Trustees then discussed the Adviser's financial condition and found it satisfactory, acknowledging the strong operating efficiencies and a sufficient equity cushion. The Trustees also considered the fee split between the Adviser and Sub-Adviser reasonable based on their relative responsibilities. Based on the totality of its review, the Trustees found that excessive profitability was not a concern at the time.

Turning to the level of fees, the Trustees reviewed the management fee of each Fund compared their respective Morningstar category and noted that the management fee was above average for each of the Funds and within the range of reasonable management fees for the Total Return - Equity Fund and Active All Cap Fund. They further noted that if an adjustment was made for the unitary nature of the management fee for the Small/Mid Cap Fund and the Tactical Fixed Income Fund, they too would be within the range of reasonable management fees. Management stated and the Trustees noted that the Adviser is responsible under the Agreement for paying most of the operating expenses of the Funds under a quasi-unitary fee structure, making a comparison of total net expenses more relevant. The Trustees noted that, while total fees may be higher than the relevant Morningstar category averages in each case, they are within the range of reasonable total fees. It was noted that the Sub-Adviser collected lower management fees from separately managed accounts ("SMAs") that are somewhat aligned with the Funds' investment strategies, but the Trustees acknowledged that SMAs have fewer restrictions and less regulatory burdens than mutual funds suggesting lower management fees are reasonable. Based on the totality of its review, the Trustees found that management fees and total expenses were reasonable.

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered that the Funds' shareholders experienced benefits from the fact that the Adviser was obligated to pay almost all of the Funds' operating expenses. The Trustees agreed that, at current asset levels the fees were reasonable, and the quasi-unitary fee structure indirectly provided the benefits of economies of scale to shareholders despite the relatively small size of the Funds. They also noted that, as the Funds grow, the Adviser intends to consider further reductions and limitations of each Fund's management fee, thereby increasing the economies of scale shared amongst a Fund's investors. The Trustees agreed they will revisit this issue as Fund assets grow.

It was the Board's consensus (including a majority of the Independent Trustees) that the fees to be paid to the Adviser pursuant to the Agreement are reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of each Fund's shareholders.

RENEWAL OF SUB-ADVISORY AGREEMENT (Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, and Active All Cap Fund)
At a meeting of the Board of Trustees held on November 12, 2024, the Board of Trustees considered the renewal of the Sub-Advisory agreement (the "Agreement") between the Adviser and the Sub-Adviser, with respect to the Advisors Capital Total Return - Equity Fund, Advisors Capital Small/Mid Cap Fund, Advisors Capital Tactical Fixed Income Fund, and Advisors Capital Active All Cap Fund (the "Funds"). Counsel reviewed the memorandum provided and explained that, in consideration of the approval of the Agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to each Fund and its shareholders. Mr. Bridgeport noted that with respect to the Agreement, the Board should also consider whether the split of fees between the Adviser and Sub-Adviser is fair and balanced. Counsel also explained that the Sub-Adviser had provided information to the Trustees necessary for evaluation of approval of the Agreement.

In the process of reviewing the continuation of the Agreement, the Board of Trustees received materials from the Sub-Adviser addressing the following factors: (i) the investment performance of the Sub-Adviser; (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Trustees reviewed the background and investment management experience of the Sub-Adviser's professional staff, the firm's history, and financial industry experience. The Trustees noted they had reviewed the performance of the Funds during the Adviser review and found each Fund's performance satisfactory. They reviewed the investment strategy the Sub-Adviser uses in managing each Fund. It was noted that the investment advisory services rendered by the Sub-Adviser to each Fund, including investment, research, decisions, portfolio constriction, and trade executions, are provided by a team of portfolio managers. As to the nature, extent and quality of the services provided by the Sub-Adviser, the Trustees analyzed the Sub-Adviser's experience and capabilities. The Board reviewed and discussed with the Sub-Adviser's Form ADV and reviewed the information provided to the Board regarding the substantial capabilities, experience, and credentials of the investment personnel of the Sub-Adviser. The Trustees also considered a certification from the Sub-Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. They also reviewed the Sub-Adviser's financial information and discussed the firm's ability to meet its obligations under the Agreement, expressing satisfaction with its operational efficiencies and equity cushion of the Sub-Adviser. The Board concluded that the nature and extent of the services provided by the Sub-Adviser were consistent with their expectations. The Trustees also concluded that the Sub-Adviser has the resources to continue to provide quality advisory services to each Fund.

As described above, the Trustees noted they had reviewed the performance of the Funds during the Adviser review and found each Fund's performance satisfactory.

The Board then considered fees charged to Sub-Adviser clients with investment strategies somewhat similar to those employed for the Funds. Here too, the Trustees acknowledged that the Sub-Adviser collected lower fees from its SMAs, but attributed the lower fees to the regulatory differences and lower operation burden between SMAs and mutual funds. As to the cost of the services to be provided and the profits to be realized by Advisors Capital Management, LLC from the relationship with the Funds, it was noted that the Sub-Adviser was not overly profitable. The Trustees noted that the Sub-Adviser was not overly profitable as the Funds produced a pre-tax profit margins of 21%, 21%, 22%, and less than 0% for Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund, and Active All Cap Fund respectively. The Trustees concluded that profits were not excessive when compared to court reviewed profit margins and the Trustees understanding of profit margin norms. The Trustees then discussed Advisors Capital Management, LLC's financial condition and found it satisfactory, based primarily om its positive cash flow and net income. Based on the totality of its review, the Trustees found that excessive profitability was not a concern at the time.

Turning to the level of sub-adviser fees, the Adviser has contractually agreed to pay the Sub-Adviser a per-Fund fee equal to an annual fee of 1.00% of each Fund's average daily net assets up to $25 million, 1.25% of each Fund's average daily net assets over $25 million and up to $2 billion, 1.20% of each Fund's average daily net assets over $2 billion. Legal counsel noted the initial rising reverse breakpoints favor the Sub-Adviser and would slightly improve the Sub-Adviser's profitability with no effect to shareholders; while the reverse is true if for assets exceeding $2 billion. The Trustees noted that the Sub-Adviser may intend to consider revised breakpoints in its fees as the Funds grow. The Trustees reviewed and accepted this payment schedule as a reasonable fee split between the Adviser and Sub-Adviser based on their relative responsibilities.

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees noted that, as the Funds' assets increase, they will revisit the economies of scale, acknowledging that the economies of scale issue largely resides at the Adviser level. The Trustees agreed that, at current asset levels, they did not see any immediate need for further fee concessions from the Adviser to the Sub-Adviser.

It was the Board's consensus (including a majority of the independent Trustees) that the fee to be paid to Advisors Capital Management, LLC pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of continuation the Agreement was in the best interest of each Fund's shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Not Applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/ Daniel Neiman
Daniel Neiman
President

Date: 5/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Neiman
Daniel Neiman
President (Principal Executive Officer)

Date: 5/28/2025

By: /s/ Daniel Neiman
Daniel Neiman
Chief Financial Officer (Principal Financial Officer)

Date: 5/28/2025